Premises and Equipment - Detail of Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 49,060	$ 46,253
Less accumulated depreciation	(10,884)	(10,400)
Premises and equipment, net	38,176	35,853
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	15,140	15,115
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	25,859	25,114
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	140	140
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,698	5,765
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	123	119
Construction-In-Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,100